DIMENSIONAL INVESTMENT GROUP INC.
PORTFOLIO HOLDINGS REPORT
July 31, 2026
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Schedules of Investments
U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio III
DFA International Value Portfolio
DFA International Value Portfolio III
Emerging Markets Portfolio II
DFA Two-Year Fixed Income Portfolio
DFA Two-Year Government Portfolio
Global Equity Portfolio
Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Emerging Markets Series
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
††	Security valued using significant unobservable inputs (Level 3).
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
Ɏ	Represents 7 Day subsidized yield as of 7/31/26
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
(r)	The adjustable rate shown is effective as of July 31, 2026.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (9.7%)
	Alphabet, Inc. (GOOG US), Class C	1,051,128	$374,884,801
	Alphabet, Inc. (GOOGL US), Class A	1,304,011	464,397,437
	AT&T, Inc.	1,545,783	35,939,455
*	Charter Communications, Inc., Class A	18,760	2,719,825
	Comcast Corp., Class A	791,915	18,974,283
*	EchoStar Corp., Class A	29,830	2,508,405
	Electronic Arts, Inc.	50,146	10,523,640
	Fox Corp. (FOX US), Class B	30,687	1,593,883
#	Fox Corp. (FOXA US), Class A	44,380	2,584,247
#*	Live Nation Entertainment, Inc.	35,063	6,105,520
	Meta Platforms, Inc., Class A	488,399	271,896,607
*	Netflix, Inc.	935,818	67,107,509
#	News Corp. (NWS US), Class B	26,804	838,161
	News Corp. (NWSA US), Class A	82,321	2,268,767
	Omnicom Group, Inc.	62,980	4,956,526
#	Paramount Skydance Corp., Class B	63,788	507,752
*	Take-Two Interactive Software, Inc.	38,726	9,407,320
	TKO Group Holdings, Inc.	13,713	2,493,160
	T-Mobile U.S., Inc.	103,432	17,863,741
*	Trade Desk, Inc., Class A	90,873	1,639,349
	Verizon Communications, Inc.	927,734	43,427,229
	Walt Disney Co.	385,652	37,095,866
*	Warner Bros Discovery, Inc.	552,293	14,525,306
TOTAL COMMUNICATION SERVICES			1,394,258,789
CONSUMER DISCRETIONARY — (9.3%)
*	Airbnb, Inc., Class A	92,977	14,087,875
*	Amazon.com, Inc.	2,176,900	591,202,502
*	Aptiv PLC	46,467	2,623,991
*	AutoZone, Inc.	3,653	11,018,361
	Best Buy Co., Inc.	43,222	3,728,330
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Booking Holdings, Inc.	172,480	$33,271,392
	Carnival Corp. Ltd.	287,186	7,986,643
#*	Carvana Co.	159,449	9,943,240
*	Chipotle Mexican Grill, Inc.	286,385	10,659,250
	Darden Restaurants, Inc.	25,356	5,161,974
*	Deckers Outdoor Corp.	31,557	3,057,242
	Domino's Pizza, Inc.	6,806	2,364,677
*	DoorDash, Inc., Class A	84,343	16,544,723
	DR Horton, Inc.	58,912	8,427,951
	eBay, Inc.	98,394	11,217,900
	Expedia Group, Inc.	25,435	7,496,712
	Ford Motor Co.	870,206	12,774,624
	Garmin Ltd.	36,451	10,708,575
	General Motors Co.	200,341	17,802,301
	Genuine Parts Co.	30,622	3,808,458
	Hasbro, Inc.	30,276	2,844,127
	Hilton Worldwide Holdings, Inc.	50,504	16,186,027
	Home Depot, Inc.	221,429	73,505,571
	Las Vegas Sands Corp.	65,796	3,216,766
	Lennar Corp. (LEN US), Class A	48,216	3,970,588
	Lowe's Cos., Inc.	124,584	25,889,801
#*	Lululemon Athletica, Inc.	22,838	2,714,753
	Marriott International, Inc., Class A	48,620	18,126,994
	McDonald's Corp.	157,900	42,734,056
*	MGM Resorts International	41,710	1,859,015
	NIKE, Inc., Class B	267,025	11,137,613
*	Norwegian Cruise Line Holdings Ltd.	102,384	1,897,175
*	NVR, Inc.	593	3,645,201
*	O'Reilly Automotive, Inc.	183,743	16,417,437
	PulteGroup, Inc.	42,276	5,346,646
	Ralph Lauren Corp.	8,597	3,269,783
	Ross Stores, Inc.	71,730	18,009,251
	Royal Caribbean Cruises Ltd.	55,323	17,609,311
	Starbucks Corp.	253,089	26,637,617
	Tapestry, Inc.	45,295	6,901,599
*	Tesla, Inc.	626,174	194,871,610
	TJX Cos., Inc.	245,621	38,646,008
	Tractor Supply Co.	117,674	3,620,829
*	Ulta Beauty, Inc.	9,620	4,933,425
	Williams-Sonoma, Inc.	26,145	5,978,316
	Wynn Resorts Ltd.	18,158	1,803,271

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Yum! Brands, Inc.	61,463	$9,421,049
TOTAL CONSUMER DISCRETIONARY			1,345,080,560
CONSUMER STAPLES — (4.6%)
	Altria Group, Inc.	371,526	25,386,372
	Archer-Daniels-Midland Co.	107,150	8,493,781
#	Brown-Forman Corp. (BFB US), Class B	36,030	1,035,142
	Bunge Global SA	30,393	3,228,648
	Casey's General Stores, Inc.	8,225	7,163,975
	Church & Dwight Co., Inc.	53,070	5,243,847
#	Clorox Co.	26,557	2,536,990
	Coca-Cola Co.	860,728	75,391,166
	Colgate-Palmolive Co.	178,497	16,296,776
	Constellation Brands, Inc., Class A	30,873	4,020,591
	Costco Wholesale Corp.	98,671	93,923,938
	Dollar General Corp.	49,136	6,242,729
*	Dollar Tree, Inc.	40,016	5,090,435
	Estee Lauder Cos., Inc., Class A	55,211	4,632,203
#	General Mills, Inc.	118,851	4,248,923
	Hershey Co.	33,148	5,802,557
	Hormel Foods Corp.	65,279	1,632,628
	J.M. Smucker Co.	23,468	2,798,794
	Kenvue, Inc.	428,288	8,240,261
	Keurig Dr. Pepper, Inc.	303,120	9,433,094
#	Kimberly-Clark Corp.	73,574	8,042,374
#	Kraft Heinz Co.	188,258	4,866,469
	Kroger Co.	126,296	7,292,331
#	McCormick & Co., Inc. (MKC US)	56,766	2,889,389
#	Molson Coors Beverage Co., Class B	33,705	1,400,780
	Mondelez International, Inc., Class A	284,634	17,735,545
*	Monster Beverage Corp.	159,290	15,352,370
	PepsiCo, Inc.	303,726	42,388,001
	Philip Morris International, Inc.	346,313	66,083,447
	Procter & Gamble Co.	517,749	74,809,553
	Sysco Corp.	106,335	9,063,995
	Target Corp.	100,882	14,576,440
#	Tyson Foods, Inc., Class A	62,880	3,644,525
»	Walgreens Boots Alliance, Inc.	164,570	87,222
	Walmart, Inc.	975,302	108,453,582
TOTAL CONSUMER STAPLES			667,528,873
		Shares	Value†
ENERGY — (3.3%)
#	APA Corp.	77,562	$2,894,614
	Baker Hughes Co.	221,022	13,369,621
	Chevron Corp.	416,264	81,933,243
	ConocoPhillips	271,208	32,675,140
	Devon Energy Corp.	256,824	11,590,467
	Diamondback Energy, Inc.	43,299	8,787,532
	EOG Resources, Inc.	118,744	17,656,045
	EQT Corp.	138,239	7,366,756
	Expand Energy Corp.	53,134	4,996,190
	ExxonMobil Holdings Corp.	922,003	143,316,146
	Halliburton Co.	184,928	5,963,928
	Kinder Morgan, Inc.	434,693	13,988,421
	Marathon Petroleum Corp.	64,813	20,511,370
	Occidental Petroleum Corp.	162,224	9,258,124
	ONEOK, Inc.	140,060	12,718,849
	Phillips 66	89,369	18,917,630
	SLB Ltd.	332,304	16,478,955
	Targa Resources Corp.	47,566	12,860,419
	Texas Pacific Land Corp.	12,889	5,188,854
	Valero Energy Corp.	65,928	20,628,871
	Williams Cos., Inc.	271,659	19,434,485
TOTAL ENERGY			480,535,660
FINANCIALS — (12.4%)
	Aflac, Inc.	101,760	12,972,365
	Allstate Corp.	57,267	15,123,069
	American Express Co.	118,243	39,759,209
	American International Group, Inc.	118,418	9,305,286
	Ameriprise Financial, Inc.	20,087	10,964,288
	Aon PLC, Class A	47,574	17,152,806
	Apollo Global Management, Inc.	102,564	12,881,013
*	Arch Capital Group Ltd.	77,492	7,790,271
#	ARES Management Corp., Class A	46,835	5,999,095
	Arthur J Gallagher & Co.	57,000	14,216,940
	Assurant, Inc.	10,805	3,016,648
	Bank of America Corp.	1,452,111	89,958,276
	Bank of New York Mellon Corp.	152,902	23,903,170
*	Berkshire Hathaway, Inc., Class B	407,764	208,587,597
	Blackrock, Inc.	32,140	35,045,135
	Blackstone, Inc.	165,214	21,106,089
*	Block, Inc.	119,486	9,707,043
	Brown & Brown, Inc.	64,920	4,570,368

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Capital One Financial Corp.	138,468	$28,941,197
	Cboe Global Markets, Inc.	23,451	7,275,204
	Charles Schwab Corp.	363,816	38,287,996
	Chubb Ltd.	80,283	28,153,642
	Cincinnati Financial Corp.	34,253	6,086,073
	Citigroup, Inc.	379,285	50,236,298
	Citizens Financial Group, Inc.	94,721	6,786,760
	CME Group, Inc.	80,588	21,580,661
*	Coinbase Global, Inc., Class A	49,220	7,198,917
*	Corpay, Inc.	14,471	5,529,514
#	Erie Indemnity Co., Class A	5,507	1,332,914
	Everest Group Ltd.	8,641	3,233,030
	FactSet Research Systems, Inc.	8,216	2,162,451
	Fidelity National Information Services, Inc.	115,721	5,180,829
	Fifth Third Bancorp	201,511	11,385,372
*	Fiserv, Inc.	118,297	6,380,940
	Franklin Resources, Inc.	67,902	2,299,162
	Global Payments, Inc.	51,938	4,366,947
	Globe Life, Inc.	16,951	3,089,320
	Goldman Sachs Group, Inc.	65,574	66,779,250
	Hartford Insurance Group, Inc.	61,130	8,674,958
	Huntington Bancshares, Inc.	451,008	7,685,176
	Interactive Brokers Group, Inc., Class A	98,769	8,690,684
	Intercontinental Exchange, Inc.	125,440	19,127,091
	Invesco Ltd.	98,879	2,926,818
	Jack Henry & Associates, Inc.	16,003	2,465,102
	JPMorgan Chase & Co.	595,965	209,654,527
	KeyCorp	203,728	4,602,216
	KKR & Co., Inc.	153,529	15,572,446
	Loews Corp.	37,293	4,326,361
	M&T Bank Corp.	32,629	8,036,196
	Marsh & McLennan Cos., Inc.	107,031	20,302,710
	Mastercard, Inc., Class A	179,475	102,857,123
	MetLife, Inc.	119,826	11,518,873
	Moody's Corp.	33,489	16,020,468
	Morgan Stanley	266,714	56,121,960
	MSCI, Inc.	16,266	9,308,056
	Nasdaq, Inc.	98,996	9,324,433
	Northern Trust Corp.	41,395	7,541,755
		Shares	Value†
FINANCIALS — (Continued)
	PayPal Holdings, Inc.	196,830	$11,260,644
	PNC Financial Services Group, Inc.	89,444	22,349,372
	Principal Financial Group, Inc.	43,633	4,961,072
	Progressive Corp.	130,078	27,501,091
	Prudential Financial, Inc.	77,271	9,433,244
	Raymond James Financial, Inc.	38,528	6,780,157
	Regions Financial Corp.	191,332	5,921,725
*	Robinhood Markets, Inc., Class A	175,914	15,227,116
	S&P Global, Inc.	67,488	27,800,332
	State Street Corp.	61,386	11,304,846
	Synchrony Financial	74,636	5,656,662
#	T. Rowe Price Group, Inc.	47,458	5,303,432
	Travelers Cos., Inc.	47,397	17,743,541
	Truist Financial Corp.	277,321	14,376,321
	U.S. Bancorp	344,897	21,731,960
	Visa, Inc., Class A	369,201	135,175,562
	W.R. Berkley Corp.	65,630	4,760,800
	Wells Fargo & Co.	680,846	58,859,137
	Willis Towers Watson PLC	21,134	7,099,333
TOTAL FINANCIALS			1,786,348,445
HEALTH CARE — (9.0%)
	Abbott Laboratories	386,915	40,896,916
	AbbVie, Inc.	393,003	98,620,173
††	Abiomed, Inc.	13,246	206,770
	Agilent Technologies, Inc.	63,186	8,743,047
*	Align Technology, Inc.	14,451	2,444,531
	Amgen, Inc.	119,962	46,204,564
#	Baxter International, Inc.	112,890	2,953,202
	Becton Dickinson & Co.	61,510	10,187,286
*	Biogen, Inc.	32,634	6,623,070
	Bio-Techne Corp.	34,115	2,459,350
*	Boston Scientific Corp.	330,816	15,459,032
	Bristol-Myers Squibb Co.	454,023	29,652,242
	Cardinal Health, Inc.	51,909	11,940,627
	Cencora, Inc.	43,159	13,437,123
*	Centene Corp.	104,016	6,471,876
*	Charles River Laboratories International, Inc.	10,612	2,467,396
	Cigna Group	58,797	16,407,303
*	Cooper Cos., Inc.	43,505	3,146,282
	CVS Health Corp.	283,703	29,627,104
	Danaher Corp.	140,075	27,311,824
*	DaVita, Inc.	6,771	1,625,649

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Dexcom, Inc.	86,293	$7,201,151
*	Edwards Lifesciences Corp.	128,614	11,069,807
	Elevance Health, Inc.	48,290	18,149,314
	Eli Lilly & Co.	175,944	202,131,505
#*	GE HealthCare Technologies, Inc.	100,873	6,861,381
	Gilead Sciences, Inc.	275,755	35,906,059
	HCA Healthcare, Inc.	34,532	13,902,238
*	Henry Schein, Inc.	21,659	1,857,259
»	Hologic, Inc.	50,310	503
	Humana, Inc.	26,725	9,724,159
*	IDEXX Laboratories, Inc.	17,629	9,855,845
*	Incyte Corp.	37,342	4,463,116
*	Insulet Corp.	15,493	2,561,768
*	Intuitive Surgical, Inc.	78,853	27,861,131
*	IQVIA Holdings, Inc.	37,092	8,717,362
	Johnson & Johnson	535,470	137,267,735
	Labcorp Holdings, Inc.	18,112	5,600,230
	McKesson Corp.	26,761	22,912,501
	Medtronic PLC	285,287	24,360,657
	Merck & Co., Inc.	548,956	71,474,071
*	Mettler-Toledo International, Inc.	4,466	6,325,196
#*	Moderna, Inc.	79,279	4,346,075
	Pfizer, Inc.	1,268,746	31,731,337
	Quest Diagnostics, Inc.	24,501	5,708,978
	Regeneron Pharmaceuticals, Inc.	22,239	16,960,129
	ResMed, Inc.	32,405	6,836,807
	Revvity, Inc.	24,968	2,809,399
*	Solventum Corp.	32,185	2,749,886
	STERIS PLC	21,705	4,957,422
	Stryker Corp.	76,709	24,984,121
	Thermo Fisher Scientific, Inc.	82,603	47,438,903
	UnitedHealth Group, Inc.	201,958	83,691,395
	Universal Health Services, Inc., Class B	12,001	2,021,448
*	Veeva Systems, Inc., Class A	33,191	6,763,662
*	Vertex Pharmaceuticals, Inc.	56,404	26,910,348
	Viatris, Inc.	261,897	4,598,911
*	Waters Corp.	21,871	8,252,147
	West Pharmaceutical Services, Inc.	15,649	5,335,683
	Zimmer Biomet Holdings, Inc.	42,538	3,995,594
	Zoetis, Inc.	92,994	7,187,506
TOTAL HEALTH CARE			1,302,368,106
		Shares	Value†
INDUSTRIALS — (8.6%)
	3M Co.	115,891	$20,429,265
#	A.O. Smith Corp.	24,589	1,478,537
	Allegion PLC	19,263	3,031,996
	AMETEK, Inc.	50,817	12,282,977
	Automatic Data Processing, Inc.	88,971	23,707,213
*	Axon Enterprise, Inc.	17,957	9,476,986
*	Boeing Co.	175,101	37,846,330
	Broadridge Financial Solutions, Inc.	25,966	3,997,466
*	Builders FirstSource, Inc.	24,196	1,607,582
	Carrier Global Corp.	173,524	10,725,518
	Caterpillar, Inc.	102,441	83,469,951
	CH Robinson Worldwide, Inc.	25,982	3,838,321
	Cintas Corp.	75,409	15,430,944
	Comfort Systems USA, Inc.	7,828	13,540,013
*	Copart, Inc.	198,470	5,779,446
	CSX Corp.	412,888	20,809,555
	Cummins, Inc.	30,664	19,447,109
	Deere & Co.	55,901	33,130,846
	Delta Air Lines, Inc.	144,749	12,656,852
	Dover Corp.	29,910	6,120,184
	DuPont de Nemours, Inc.	30,291	4,149,867
	Eaton Corp. PLC	86,459	35,897,777
	EMCOR Group, Inc.	9,905	7,898,544
	Emerson Electric Co.	124,399	18,637,458
	Equifax, Inc.	26,736	4,615,168
	Expeditors International of Washington, Inc.	28,922	4,855,715
	Fastenal Co.	255,627	12,195,964
	FedEx Corp.	48,945	15,045,693
*	Fedex Freight Holding Co., Inc.	24,466	3,438,207
	Fortive Corp.	67,220	3,980,096
	GE Vernova, Inc.	59,796	59,215,381
*	Generac Holdings, Inc.	13,142	2,590,420
	General Dynamics Corp.	56,527	21,673,582
	General Electric Co.	232,011	83,540,201
*	Honeywell Aerospace, Inc.	70,413	14,557,184
	Honeywell International, Inc.	70,376	17,104,887
	Howmet Aerospace, Inc.	88,854	25,079,930
	Hubbell, Inc.	11,655	5,507,570
	Huntington Ingalls Industries, Inc.	8,654	2,825,098
	IDEX Corp.	16,414	3,782,606
	Illinois Tool Works, Inc.	58,399	16,757,593
	Ingersoll Rand, Inc.	78,761	6,567,092

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Jacobs Solutions, Inc.	26,514	$3,577,534
	JB Hunt Transport Services, Inc.	16,572	4,503,441
	Johnson Controls International PLC	135,656	19,895,309
	L3Harris Technologies, Inc.	41,585	11,521,540
	Leidos Holdings, Inc.	28,291	3,270,440
	Lennox International, Inc.	7,050	2,931,954
	Lockheed Martin Corp.	45,136	26,302,553
	Masco Corp.	44,396	3,173,426
	Nordson Corp.	11,746	3,497,724
	Norfolk Southern Corp.	49,942	16,754,542
	Northrop Grumman Corp.	29,601	16,057,950
	Old Dominion Freight Line, Inc.	40,871	8,670,374
	Otis Worldwide Corp.	84,987	6,114,815
	PACCAR, Inc.	116,940	15,515,599
	Parker-Hannifin Corp.	28,042	27,383,854
	Paychex, Inc.	71,642	8,370,651
	Pentair PLC	35,992	2,355,316
	Quanta Services, Inc.	33,304	22,225,757
	Republic Services, Inc.	44,669	9,405,058
	Rockwell Automation, Inc.	24,701	11,858,456
	Rollins, Inc.	66,043	2,507,653
	RTX Corp.	299,612	64,482,495
	Snap-on, Inc.	11,617	4,767,733
	Southwest Airlines Co.	107,661	4,841,515
	Stanley Black & Decker, Inc.	34,212	3,235,771
	Textron, Inc.	38,438	3,277,224
	Trane Technologies PLC	49,084	22,330,766
	TransDigm Group, Inc.	12,478	15,652,154
*	Uber Technologies, Inc.	452,794	31,858,586
	Union Pacific Corp.	131,892	38,529,610
*	United Airlines Holdings, Inc.	72,478	8,793,756
	United Parcel Service, Inc., Class B	165,836	17,283,428
	United Rentals, Inc.	13,965	15,071,866
	Veralto Corp.	54,888	5,168,803
	Verisk Analytics, Inc.	28,995	5,649,676
	Vertiv Holdings Co., Class A	85,482	20,649,887
	Waste Management, Inc.	82,106	18,601,114
	Westinghouse Air Brake Technologies Corp.	37,730	10,974,148
	WW Grainger, Inc.	9,658	13,349,481
		Shares	Value†
INDUSTRIALS — (Continued)
	Xylem, Inc.	52,780	$6,173,677
TOTAL INDUSTRIALS			1,245,308,760
INFORMATION TECHNOLOGY — (36.4%)
	Accenture PLC, Class A	136,171	22,593,492
*	Adobe, Inc.	89,904	22,512,861
*	Advanced Micro Devices, Inc.	362,677	172,688,654
*	Akamai Technologies, Inc.	32,637	3,759,130
	Amphenol Corp., Class A	273,400	43,935,380
	Analog Devices, Inc.	108,482	39,857,372
	Apple, Inc.	3,266,046	1,008,914,270
	Applied Materials, Inc.	176,536	89,622,031
*	AppLovin Corp., Class A	59,890	23,710,451
*	Arista Networks, Inc.	229,443	41,380,045
*	Autodesk, Inc.	47,147	11,041,827
	Broadcom, Inc.	1,052,934	409,886,148
*	Cadence Design Systems, Inc.	61,192	20,806,504
	CDW Corp.	28,550	4,219,976
*	Ciena Corp.	31,458	11,861,239
	Cisco Systems, Inc.	878,613	101,910,322
	Cognizant Technology Solutions Corp., Class A	104,616	5,790,496
*	Coherent Corp.	43,649	11,474,886
	Corning, Inc.	174,336	24,101,952
*	Crowdstrike Holdings, Inc., Class A	226,258	43,183,602
#*	Datadog, Inc., Class A	73,498	19,695,259
	Dell Technologies, Inc., Class C	64,362	26,090,424
*	F5, Inc.	12,664	5,098,146
#*	Fair Isaac Corp.	5,145	5,777,681
*	First Solar, Inc.	23,733	5,008,375
*	Flex Ltd.	81,732	9,297,015
*	Fortinet, Inc.	138,615	22,448,699
#*	Gartner, Inc.	14,323	2,163,059
	Gen Digital, Inc.	121,287	3,329,328
*	GoDaddy, Inc., Class A	28,566	2,363,551
	Hewlett Packard Enterprise Co.	294,806	14,121,207
#	HP, Inc.	203,026	5,536,519
*	Intel Corp.	1,050,988	94,799,118
	International Business Machines Corp.	209,002	46,743,297
	Intuit, Inc.	61,343	19,388,682
	Jabil, Inc.	23,326	7,348,856
*	Keysight Technologies, Inc.	38,250	12,204,810
	KLA Corp.	290,682	53,142,483
	Lam Research Corp.	278,140	81,500,583

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Lumentum Holdings, Inc.	17,331	$12,373,294
	Marvell Technology, Inc.	194,558	36,491,298
	Microchip Technology, Inc.	120,482	8,950,608
	Micron Technology, Inc.	250,815	206,428,269
	Microsoft Corp.	1,651,925	767,682,586
	Monolithic Power Systems, Inc.	10,954	15,620,733
	Motorola Solutions, Inc.	36,910	16,083,532
	NetApp, Inc.	43,898	7,835,793
	NVIDIA Corp.	5,385,931	1,081,225,648
	NXP Semiconductors NV	56,031	12,840,064
*	ON Semiconductor Corp.	87,186	7,115,249
	Oracle Corp.	377,279	48,997,224
*	Palantir Technologies, Inc., Class A	510,239	62,790,011
*	Palo Alto Networks, Inc.	180,446	59,877,396
*	PTC, Inc.	25,213	3,459,224
	Qnity Electronics, Inc.	46,755	6,133,321
	QUALCOMM, Inc.	234,214	34,572,329
	Roper Technologies, Inc.	22,481	8,811,878
	Salesforce, Inc.	182,105	33,510,962
*	Sandisk Corp.	32,936	40,011,641
	Seagate Technology Holdings PLC	49,836	42,666,095
*	ServiceNow, Inc.	228,908	25,461,437
#	Skyworks Solutions, Inc.	33,173	2,066,014
#*	Super Micro Computer, Inc.	126,759	3,599,956
*	Synopsys, Inc.	42,648	16,579,836
	TE Connectivity PLC	64,834	13,335,705
*	Teledyne Technologies, Inc.	10,299	6,751,715
	Teradyne, Inc.	34,880	12,825,027
	Texas Instruments, Inc.	202,501	55,837,626
*	Trimble, Inc.	50,545	2,859,836
*	Tyler Technologies, Inc.	9,158	2,835,317
	VeriSign, Inc.	18,138	5,260,383
	Western Digital Corp.	76,594	41,731,475
*	Workday, Inc., Class A	45,116	7,233,899
*	Zebra Technologies Corp., Class A	10,348	3,040,449
TOTAL INFORMATION TECHNOLOGY			5,262,203,560
		Shares	Value†
MATERIALS — (1.8%)
	Air Products & Chemicals, Inc.	49,481	$14,591,452
	Albemarle Corp.	26,568	3,125,460
#	Amcor PLC	102,014	4,578,388
	Avery Dennison Corp.	16,862	2,861,987
	Ball Corp.	58,708	3,810,149
	CF Industries Holdings, Inc.	34,382	4,304,283
	Corteva, Inc.	148,586	11,695,204
	CRH PLC (CRHCF US)	148,760	14,133,688
	Dow, Inc.	160,956	4,875,357
	Ecolab, Inc.	56,463	15,675,823
	Freeport-McMoRan, Inc.	319,603	20,016,736
#	International Flavors & Fragrances, Inc.	56,688	4,490,823
	International Paper Co.	118,147	4,823,942
	Linde PLC	102,829	49,191,337
	LyondellBasell Industries NV, Class A	57,792	3,587,727
	Martin Marietta Materials, Inc.	13,391	7,032,150
	Mosaic Co.	67,605	1,495,423
	Newmont Corp.	237,911	22,294,640
	Nucor Corp.	50,517	12,997,519
	Packaging Corp. of America	19,493	4,792,159
	PPG Industries, Inc.	49,551	5,476,376
	Sherwin-Williams Co.	50,871	17,339,380
	Smurfit Westrock PLC	115,743	5,320,706
	Steel Dynamics, Inc.	30,213	7,591,318
	Vulcan Materials Co.	28,972	7,781,010
TOTAL MATERIALS			253,883,037
REAL ESTATE — (1.9%)
	Alexandria Real Estate Equities, Inc.	34,852	1,793,135
	American Tower Corp.	103,489	17,940,853
	AvalonBay Communities, Inc.	30,815	5,719,572
	BXP, Inc.	33,200	2,327,984
	Camden Property Trust	21,768	2,412,112
*	CBRE Group, Inc., Class A	65,283	9,584,197
*	CoStar Group, Inc.	88,790	2,553,600
	Crown Castle, Inc.	96,990	7,400,337
	Digital Realty Trust, Inc.	77,362	14,584,284
	Equinix, Inc.	21,970	22,393,582
	Equity Residential	75,351	5,007,074
	Essex Property Trust, Inc.	14,217	4,039,618

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	Extra Space Storage, Inc.	47,019	$6,960,693
	Federal Realty Investment Trust	16,913	2,098,734
	Healthpeak Properties, Inc.	155,116	3,386,182
	Host Hotels & Resorts, Inc.	140,974	3,542,677
	Invitation Homes, Inc.	119,895	3,563,280
	Iron Mountain, Inc.	65,843	8,053,916
	Kimco Realty Corp.	148,225	3,776,773
	Mid-America Apartment Communities, Inc.	25,693	3,400,212
	Prologis, Inc.	207,529	30,010,769
	Public Storage	37,336	12,103,211
	Realty Income Corp.	207,407	13,247,085
	Regency Centers Corp.	36,265	2,911,717
	SBA Communications Corp.	23,499	4,252,849
	Simon Property Group, Inc.	72,312	16,586,204
	UDR, Inc.	66,350	2,531,916
	Ventas, Inc.	108,579	10,153,222
	VICI Properties, Inc.	242,947	6,401,654
	Welltower, Inc.	157,178	36,848,810
	Weyerhaeuser Co.	160,175	4,009,180
TOTAL REAL ESTATE			269,595,432
UTILITIES — (2.1%)
	AES Corp.	156,507	2,297,523
#	Alliant Energy Corp.	56,915	4,028,444
	Ameren Corp.	61,377	6,727,533
	American Electric Power Co., Inc.	121,347	15,514,214
	American Water Works Co., Inc.	43,451	5,829,821
	Atmos Energy Corp.	37,250	6,436,055
	CenterPoint Energy, Inc.	145,844	6,131,282
	CMS Energy Corp.	68,524	4,933,043
	Consolidated Edison, Inc.	82,284	8,956,613
	Constellation Energy Corp.	71,003	18,656,038
		Shares	Value†
UTILITIES — (Continued)
#	Dominion Energy, Inc.	195,648	$13,532,972
	DTE Energy Co.	46,605	6,611,851
	Duke Energy Corp.	173,724	21,790,201
	Edison International	85,317	6,259,708
	Entergy Corp.	101,653	10,939,896
	Evergy, Inc.	51,040	4,236,830
	Eversource Energy	83,349	5,966,955
	Exelon Corp.	227,312	10,415,436
	FirstEnergy Corp.	116,141	5,610,772
	NextEra Energy, Inc.	463,375	40,276,555
#	NiSource, Inc.	107,636	4,782,267
	NRG Energy, Inc.	47,094	6,324,253
	PG&E Corp.	487,425	8,471,447
#	Pinnacle West Capital Corp.	26,365	2,662,601
	PPL Corp.	168,074	5,917,886
	Public Service Enterprise Group, Inc.	110,283	8,456,500
	Sempra	145,383	12,873,665
	Southern Co.	250,352	23,668,278
	Vistra Corp.	70,328	10,421,906
#	WEC Energy Group, Inc.	72,533	7,936,561
#	Xcel Energy, Inc.	138,438	10,825,852
TOTAL UTILITIES			307,492,958
TOTAL COMMON STOCKS Cost ($3,018,379,187)			14,314,604,180

SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	11,138,489	128,838,906
MONEY MARKET FUNDS — (0.0%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.620%	7,946,658	7,946,658
TOTAL INVESTMENTS — (100.0%)
(Cost $3,155,153,099)^^			$14,451,389,744
As of July 31, 2026, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	32	09/18/26	$12,041,533	$12,030,800	$(10,733)
Total Futures Contracts			$12,041,533	$12,030,800	$(10,733)

U.S. Large Company Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,394,258,789	—	—	$1,394,258,789
Consumer Discretionary	1,345,080,560	—	—	1,345,080,560
Consumer Staples	667,441,651	$87,222	—	667,528,873
Energy	480,535,660	—	—	480,535,660
Financials	1,786,348,445	—	—	1,786,348,445
Health Care	1,302,160,833	503	$206,770	1,302,368,106
Industrials	1,245,308,760	—	—	1,245,308,760
Information Technology	5,262,203,560	—	—	5,262,203,560
Materials	253,883,037	—	—	253,883,037
Real Estate	269,595,432	—	—	269,595,432
Utilities	307,492,958	—	—	307,492,958
Securities Lending Collateral	—	128,838,906	—	128,838,906
Money Market Funds	7,946,658	—	—	7,946,658
Total Investments in Securities	$14,322,256,343	$128,926,631	$206,770˂˃	$14,451,389,744
Financial Instruments
Liabilities
Futures Contracts**	(10,733)	—	—	(10,733)
Total Financial Instruments	$(10,733)	—	—	$(10,733)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Large Cap Value Portfolio III
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The U.S. Large Cap Value Series	$4,750,917,518
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$4,750,917,518
Summary of the Portfolio's Master Fund's investments as of July 31, 2026, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The DFA International Value Series	$14,678,701,389
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$14,678,701,389
Summary of the Portfolio's Master Fund's investments as of July 31, 2026, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Value Portfolio III
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The DFA International Value Series	$3,559,680,785
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$3,559,680,785
Summary of the Portfolio's Master Fund's investments as of July 31, 2026, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Portfolio II
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Emerging Markets Series	$92,361,355
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$92,361,355
Summary of the Portfolio's Master Fund's investments as of July 31, 2026, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA Two-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (0.2%)
Federal Home Loan Banks
	4.125%, 06/01/28	300	$299,164
BONDS — (68.6%)
ABN AMRO Bank NV, SOFR + 0.750%, FRN
(r)Ω	4.406%, 07/07/28	1,300	1,306,708
African Development Bank
	4.375%, 11/03/27	1,800	1,801,092
	4.375%, 03/14/28	546	545,127
	3.875%, 06/12/28	1,100	1,090,620
Amazon.com, Inc.
	3.850%, 03/13/28	200	198,120
Amazon.com, Inc., SOFR + 0.590%, FRN
(r)	4.241%, 03/13/29	3,500	3,508,933
Asian Development Bank
	3.125%, 08/20/27	100	98,807
	4.375%, 01/14/28	560	559,365
	2.750%, 01/19/28	2,000	1,956,957
	3.750%, 04/25/28	1,000	989,502
Asian Infrastructure Investment Bank
	4.000%, 01/18/28	180	178,879
Australia & New Zealand Banking Group Ltd., SOFR + 0.590%, FRN
(r)Ω	4.238%, 12/08/28	1,150	1,153,384
Bank of New York Mellon Corp.
	3.850%, 04/28/28	1,500	1,486,774
BNG Bank NV
	4.375%, 02/11/28	2,300	2,300,941
Chevron USA, Inc.
	4.475%, 02/26/28	150	150,109
Chevron USA, Inc., SOFR + 0.470%, FRN
(r)	4.112%, 02/26/28	1,456	1,459,278
Chevron USA, Inc., SOFR + 0.570%, FRN
#(r)	4.200%, 08/13/28	1,600	1,608,484
Commonwealth Bank of Australia
Ω	3.150%, 09/19/27	900	887,724
Ω	3.900%, 03/16/28	100	99,164
	3.900%, 03/16/28	64	63,465
Commonwealth Bank of Australia, SOFR + 0.630%, FRN
#(r)Ω	4.284%, 03/27/29	1,625	1,630,782
		Face Amount	Value†
		(000)

	Commonwealth Bank of Australia, SOFR + 0.640%, FRN
(r)Ω	4.291%, 03/14/28	195	$195,776
	Cooperatieve Rabobank UA
	3.743%, 01/14/28	777	769,600
	4.345%, 06/09/28	1,975	1,969,426
	Cooperatieve Rabobank UA, SOFR + 0.590%, FRN
(r)	4.252%, 10/17/28	560	560,310
	Council of Europe Development Bank
	3.625%, 01/26/28	1,000	990,235
	CPPIB Capital, Inc.
	2.750%, 11/02/27	1,050	1,029,873
	Depository Trust Co.
Ω	4.300%, 03/27/29	925	916,888
	Dexia SA
Ω	4.500%, 03/19/27	1,412	1,414,115
	Eli Lilly & Co.
	4.550%, 02/12/28	300	300,690
	Equinor ASA
	4.250%, 06/02/28	883	880,221
	European Bank for Reconstruction & Development
	4.375%, 03/09/28	851	850,074
	European Investment Bank
	3.250%, 11/15/27	2,971	2,934,652
	3.875%, 03/15/28	700	695,068
	Export Development Canada
	3.875%, 02/14/28	100	99,353
	Inter-American Development Bank
	0.625%, 09/16/27	37	35,557
	Inter-American Investment Corp.
	4.125%, 02/15/28	768	764,404
	International Bank for Reconstruction & Development
	2.500%, 11/22/27	362	353,373
	0.750%, 11/24/27	2,024	1,930,892
	1.375%, 04/20/28	1,252	1,190,720
	3.625%, 05/05/28	133	131,306
	International Finance Corp.
	4.500%, 01/21/28	100	100,218
	Kreditanstalt fuer Wiederaufbau
	4.125%, 01/31/28	292	291,116

DFA Two-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	3.750%, 02/15/28	600	$595,432
Landwirtschaftliche Rentenbank
	3.875%, 09/28/27	36	35,848
	1.000%, 02/25/28	207	196,770
Macquarie Bank Ltd., SOFR + 0.740%, FRN
(r)Ω	4.390%, 06/12/28	1,500	1,507,558
(r)	4.390%, 06/12/28	625	628,149
Macquarie Bank Ltd., SOFR + 0.920%, FRN
(r)Ω	4.575%, 07/02/27	30	30,147
Mastercard, Inc.
	4.875%, 03/09/28	350	352,196
	4.550%, 03/15/28	885	886,025
	4.325%, 06/08/28	1,750	1,747,550
Merck & Co., Inc.
	4.300%, 05/22/28	3,782	3,776,270
National Australia Bank Ltd.
	4.434%, 06/04/29	400	398,171
National Australia Bank Ltd., SOFR + 0.530%, FRN
(r)Ω	4.181%, 12/13/28	250	250,227
National Australia Bank Ltd., SOFR + 0.650%, FRN
(r)Ω	4.301%, 06/13/28	300	301,199
National Securities Clearing Corp.
Ω	5.100%, 11/21/27	500	503,940
Ω	4.350%, 06/09/28	2,079	2,072,485
Nederlandse Waterschapsbank NV
	4.000%, 06/01/28	250	248,326
Nordea Bank Abp
Ω	4.375%, 03/17/28	1,000	998,412
Novartis Capital Corp.
	4.100%, 03/16/29	1,500	1,482,319
NVIDIA Corp.
	4.250%, 06/15/28	3,772	3,754,621
Oesterreichische Kontrollbank AG
	4.000%, 05/28/28	1,600	1,590,546
Ontario Teachers' Finance Trust
	4.250%, 04/25/28	300	299,334
Province of Alberta
	3.300%, 03/15/28	2,918	2,870,404
Province of British Columbia
	4.700%, 01/24/28	1,000	1,004,811
Province of Quebec
	3.625%, 04/13/28	3,715	3,670,548
Roche Holdings, Inc.
Ω	3.625%, 09/17/28	1,500	1,474,403
		Face Amount	Value†
		(000)

Sanofi SA, SOFR + 0.540%, FRN
(r)	4.207%, 11/03/28	721	$722,096
SFIL SA
	5.000%, 04/26/27	1,600	1,607,228
	4.875%, 10/03/28	400	402,262
Shell International Finance BV
	2.500%, 09/12/26	625	623,836
Siemens Financieringsmaatschappij NV
Ω	1.700%, 03/11/28	1,550	1,484,624
Skandinaviska Enskilda Banken AB
#Ω	4.375%, 06/02/28	1,600	1,595,901
Skandinaviska Enskilda Banken AB, SOFR + 0.680%, FRN
(r)Ω	4.330%, 03/12/29	840	842,338
State of North Rhine-Westphalia
	4.000%, 04/25/28	2,600	2,582,340
State Street Corp.
	4.330%, 10/22/27	334	333,775
	4.536%, 02/28/28	1,500	1,502,933
Svenska Handelsbanken AB
Ω	3.950%, 06/10/27	2,250	2,242,545
Ω	4.375%, 05/23/28	1,100	1,097,877
Svenska Handelsbanken AB, SOFR + 0.740%, FRN
#(r)	4.380%, 05/23/28	400	401,898
UBS AG
	5.650%, 09/11/28	500	510,727
United Overseas Bank Ltd., SOFR + 0.580%, FRN
(r)	4.234%, 04/02/28	600	601,606
Walmart, Inc., SOFR + 0.430%, FRN
(r)	4.097%, 04/28/27	525	525,711
Westpac Banking Corp.
	4.043%, 08/26/27	200	199,463
	5.457%, 11/18/27	50	50,663
	4.150%, 05/11/28	250	248,784
Westpac Banking Corp., SOFR + 0.440%, FRN
(r)Ω	4.068%, 05/11/28	350	350,183
TOTAL BONDS			90,080,563
U.S. TREASURY OBLIGATIONS — (28.9%)
U.S. Treasury Notes
	0.500%, 08/31/27	400	384,641
	3.500%, 09/30/27	1,750	1,736,396

DFA Two-Year Fixed Income Portfolio
CONTINUED
	Face Amount	Value†
	(000)

3.875%, 10/15/27	250	$249,033
0.500%, 10/31/27	600	573,328
3.500%, 10/31/27	3,400	3,370,516
4.125%, 10/31/27	1,500	1,498,594
4.125%, 11/15/27	1,330	1,328,286
0.625%, 11/30/27	1,400	1,335,742
3.375%, 12/31/27	350	345,871
4.250%, 01/15/28	600	600,023
0.750%, 01/31/28	6,950	6,601,414
2.750%, 02/15/28	2,180	2,131,631
4.250%, 02/15/28	1,400	1,399,891
1.250%, 03/31/28	2,900	2,761,457
3.750%, 04/15/28	600	594,938
1.250%, 04/30/28	3,250	3,086,738
3.500%, 04/30/28	400	394,859
3.750%, 04/30/28	2,880	2,855,475
2.875%, 05/15/28	1,600	1,561,938
3.750%, 05/15/28	1,500	1,486,582
1.250%, 05/31/28	3,905	3,699,682
TOTAL U.S. TREASURY OBLIGATIONS		37,997,035
TOTAL INVESTMENT SECURITIES (Cost $128,681,281)		128,376,762

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§	The DFA Short Term Investment Fund	197,108	$2,279,951
MONEY MARKET FUNDS — (0.5%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.620%	703,252	703,252
TOTAL INVESTMENTS — (100.0%)
(Cost $131,664,412)^^			$131,359,965
As of July 31, 2026, the value of Rule 144A securities amounted to $22,356,380 or 17.2% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$299,164	—	$299,164
Bonds	—	90,080,563	—	90,080,563
U.S. Treasury Obligations	—	37,997,035	—	37,997,035
Securities Lending Collateral	—	2,279,951	—	2,279,951
Money Market Funds	$703,252	—	—	703,252
Total Investments in Securities	$703,252	$130,656,713	—	$131,359,965

DFA Two-Year Government Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.9%)
U.S. Treasury Notes
3.125%, 08/31/27	1,700	$1,681,141
3.375%, 09/15/27	12,525	12,414,917
0.375%, 09/30/27	1,800	1,723,078
3.500%, 09/30/27	8,450	8,384,314
3.875%, 10/15/27	12,550	12,501,467
4.125%, 10/31/27	3,200	3,197,000
2.250%, 11/15/27	12,275	11,974,838
0.625%, 11/30/27	1,000	954,102
3.875%, 11/30/27	11,625	11,571,870
4.000%, 12/15/27	12,300	12,263,004
3.375%, 12/31/27	10,700	10,573,773
4.250%, 01/15/28	11,050	11,050,432
0.750%, 01/31/28	555	527,163
3.500%, 01/31/28	8,785	8,689,944
4.250%, 02/15/28	800	799,938
1.125%, 02/29/28	5,015	4,778,159
1.250%, 03/31/28	5,000	4,761,133
3.875%, 03/31/28	1,300	1,292,027
3.500%, 04/30/28	2,675	2,640,622
3.750%, 04/30/28	5,540	5,492,823
3.750%, 05/15/28	3,500	3,468,691
TOTAL U.S. TREASURY OBLIGATIONS Cost ($131,228,395)		130,740,436

		Shares
MONEY MARKET FUNDS — (0.1%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.620%	164,940	164,940
TOTAL INVESTMENTS — (100.0%)
(Cost $131,393,335)^^			$130,905,376
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$130,740,436	—	$130,740,436
Money Market Funds	$164,940	—	—	164,940
Total Investments in Securities	$164,940	$130,740,436	—	$130,905,376

Global Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (73.0%)
U.S. Core Equity 2 Portfolio	123,617,835	$6,116,610,492
U.S. Core Equity 1 Portfolio	36,864,215	2,042,277,526
DFA Real Estate Securities Portfolio	3,299,796	152,780,550
TOTAL DOMESTIC EQUITIES		8,311,668,568
INTERNATIONAL EQUITIES — (27.0%)
International Core Equity 2 Portfolio	90,882,400	2,041,218,708
Emerging Markets Core Equity 2 Portfolio	29,716,136	977,958,020
DFA International Real Estate Securities Portfolio	12,749,603	49,850,947
TOTAL INTERNATIONAL EQUITIES		3,069,027,675
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $3,451,513,565)^^		$11,380,696,243
Summary of the Global Fund's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$11,380,696,243	—	—	$11,380,696,243
Total Investments in Securities	$11,380,696,243	—	—	$11,380,696,243

Global Allocation 60/40 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (44.3%)
U.S. Core Equity 2 Portfolio	24,320,715	$1,203,388,947
U.S. Core Equity 1 Portfolio	7,317,746	405,403,140
DFA Real Estate Securities Portfolio	718,806	33,280,729
TOTAL DOMESTIC EQUITIES		1,642,072,816
INTERNATIONAL EQUITIES — (16.8%)
International Core Equity 2 Portfolio	18,197,455	408,714,825
Emerging Markets Core Equity 2 Portfolio	6,110,597	201,099,758
DFA International Real Estate Securities Portfolio	2,854,076	11,159,438
TOTAL INTERNATIONAL EQUITIES		620,974,021
FIXED INCOME (DOMESTIC) — (2.4%)
DFA Inflation-Protected Securities Portfolio	8,168,009	89,521,376
FIXED INCOME (INTERNATIONAL) — (36.5%)
DFA Selectively Hedged Global Fixed Income Portfolio	57,989,554	544,521,912
DFA Short-Term Extended Quality Portfolio	34,534,435	358,122,092
DFA Five-Year Global Fixed Income Portfolio	18,002,895	180,208,986
DFA Global Core Plus Fixed Income Portfolio	19,767,463	179,686,236
DFA International Government Fixed Income Portfolio	10,661,637	89,451,135
TOTAL FIXED INCOME (INTERNATIONAL)		1,351,990,361
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $2,076,786,466)		$3,704,558,574
MONEY MARKET FUNDS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 3.620% (Cost $292,306)	292,306	292,306
TOTAL INVESTMENTS — (100.0%) (Cost $2,077,078,772)^^		$3,704,850,880
Summary of the Global Fund's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$3,704,558,574	—	—	$3,704,558,574
Money Market Funds	292,306	—	—	292,306
Total Investments in Securities	$3,704,850,880	—	—	$3,704,850,880

Global Allocation 25/75 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (18.3%)
U.S. Core Equity 2 Portfolio	1,795,532	$88,842,943
U.S. Core Equity 1 Portfolio	535,432	29,662,922
DFA Real Estate Securities Portfolio	48,335	2,237,906
TOTAL DOMESTIC EQUITIES		120,743,771
INTERNATIONAL EQUITIES — (6.8%)
International Core Equity 2 Portfolio	1,316,564	29,570,033
Emerging Markets Core Equity 2 Portfolio	433,225	14,257,445
DFA International Real Estate Securities Portfolio	186,407	728,851
TOTAL INTERNATIONAL EQUITIES		44,556,329
FIXED INCOME (DOMESTIC) — (11.0%)
DFA Inflation-Protected Securities Portfolio	6,604,217	72,382,220
FIXED INCOME (INTERNATIONAL) — (63.9%)
DFA Two-Year Global Fixed Income Portfolio	20,147,551	197,244,524
DFA Short-Term Extended Quality Portfolio	19,011,974	197,154,172
DFA International Government Fixed Income Portfolio	3,131,047	26,269,478
TOTAL FIXED INCOME (INTERNATIONAL)		420,668,174
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $535,559,022)		$658,350,494

MONEY MARKET FUNDS — (0.0%)
Ɏ State Street Institutional U.S. Government Money Market Fund, 3.620% (Cost $141,842)	141,842	141,842
TOTAL INVESTMENTS — (100.0%) (Cost $535,700,864)^^		$658,492,336
Summary of the Global Fund's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$658,350,494	—	—	$658,350,494
Money Market Funds	141,842	—	—	141,842
Total Investments in Securities	$658,492,336	—	—	$658,492,336

ORGANIZATION
Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2026, the Fund consisted of ten portfolios (the “Portfolios”), of which three are “Stand-alone Funds”, four are “Feeder Funds” in a master-feeder structure, and three are “Fund of Funds”.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Securities held by U.S. Large Company Portfolio, including over-the-counter securities (“OTC”), are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund, which is an open-end management investment company available for purchase only by the Portfolio and affiliated funds, is categorized as Level 2 in the hierarchy.
Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
The Feeder Funds primarily invest in a corresponding series of The DFA Investment Trust Company (each, a “Master Fund”). Each Feeder Fund’s investment reflects its proportionate interest in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Shares of investment companies (“Underlying Funds”) held by Global Equity Portfolio, Global Allocation 60/40 Portfolio, and Global Allocation 25/75 Portfolio (each a “Global Fund” and collectively, the “Global Funds”) and the shares held by the Portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator, as these Underlying Funds are treated as regulated investment companies. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities held by DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of a Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of each Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
1. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that a Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
FEDERAL TAX COST
At July 31, 2026, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
U.S. Large Company Portfolio	$3,168,761,357
U.S. Large Cap Value Portfolio III	2,762,309,385
DFA International Value Portfolio	8,438,517,017
DFA International Value Portfolio III	1,527,572,893
Emerging Markets Portfolio II	11,324,919
DFA Two-Year Fixed Income Portfolio	131,664,738
DFA Two-Year Government Portfolio	131,393,334
Global Equity Portfolio	3,623,401,651
Global Allocation 60/40 Portfolio	2,118,468,804
Global Allocation 25/75 Portfolio	546,116,314
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.